Allowance for Losses and Credit Quality of Financing Receivables	12 Months Ended
Sep. 30, 2011
Allowance for Losses and Credit Quality of Financing Receivables [Abstract]
Allowance for Losses and Credit Quality of Financing Receivables
Note S: Allowance for Losses and Credit Quality of Financing Receivables
We offer a variety of loan products and credit services to customers who do not have cash resources or access to credit to meet their short-term cash needs. Our customers are considered to be in a higher risk pool with regard to creditworthiness when compared to those of typical financial institutions. As a result, our receivables do not have a credit risk profile that can easily be measured by the normal credit quality indicators used by the financial markets. We manage the risk through closely monitoring the performance of the portfolio and through our underwriting process. This process includes review of customer information, such as making a credit reporting agency inquiry, evaluating and verifying income sources and levels, verifying employment and verifying a telephone number where customers may be contacted. For auto title loans, we additionally inspect the automobile, title and reference to market values of used automobiles.
As described in Note A, “Significant Accounting Policies,” we consider a signature loan defaulted if it has not been repaid or renewed by the maturity date. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire installment loan is considered defaulted. Although defaulted loans may be collected later, we charge the loan principal to signature loan bad debt upon default, leaving only active loans in the reported balance. Accrued fees related to defaulted loans reduce fee revenue upon loan default, and increase fee revenue upon collection. Based on historical collection experience, the age of past-due loans and amounts we expect to receive through the sale of repossessed vehicles, we provide an allowance for losses on auto title loans.
The accuracy of our allowance estimates is dependent upon several factors, including our ability to predict future default rates based on historical trends and expected future events. We base our estimates on observable trends and various other assumptions that we believe to be reasonable under the circumstances.
The following table presents changes in the allowance for credit losses as well as the recorded investment in our financing receivables by portfolio segment for the periods presented (in thousands):

	Allowance				Allowance	Financing
	Balance at				Balance at	Receivable
	Beginning				End of	End of
Description	of Period	Charge-offs	Recoveries	Provision	Period	Period
Allowance for losses on signature loans:
Year ended September 30, 2011	$750	$(18,043)	$6,349	$12,671	$1,727	$13,116
Year ended September 30, 2010	532	(14,807)	5,757	9,268	750	11,525
Year ended September 30, 2009	580	(14,456)	5,571	8,837	532	8,889

Allowance for losses on auto title loans:
Year ended September 30, 2011	$1,137	$(12,616)	$10,074	$1,943	$538	$3,760
Year ended September 30, 2010	291	(9,240)	7,425	2,661	1,137	4,282
Year ended September 30, 2009	—	(2,478)	2,387	382	291	1,954
The provision presented in the table above includes only principal and excludes items such as NSF fees, late fees, repossession fees, auction fees and interest. In addition, all credit service expenses and fees related to loans made by our unaffiliated lenders are excluded, as we do not own the loans made in connection with our credit services and they are not recorded as assets on our balance sheet. Expected losses on credit services are accrued and reported in “Accounts payable and other accrued expenses” on our balance sheets.
Auto title loans are our only loans that remain as recorded investments when in delinquent/nonaccrual status. We consider an auto title loan past due if it has not been repaid or renewed by the maturity date. Based on experience, we establish a reserve on all auto title loans. On auto title loans more than 90 days past due, we reserve the percentage we estimate will not be recoverable through auction and reserve 100% of loans for which we have not yet repossessed the underlying collateral. No fees are accrued on any auto title loans more than 90 days past due.
The following table presents an aging analysis of past due financing receivables by portfolio segment:

							Total	Recorded
	Days Past Due				Total	Current	Financing	Investment > 90
	1-30	31-60	61-90	>90	Past Due	Receivable	Receivable	Days & Accruing
September 30, 2011
Auto title loans	$840	$479	$283	$219	$1,821	$1,939	$3,760	$—
Reserve	$117	$114	$67	$172	$470	$68	$538	$—
Reserve %	14%	24%	24%	79%	26%	4%	14%	—

September 30, 2010
Auto title loans	$796	$552	$432	$532	$2,312	$1,970	$4,282	$—
Reserve	$188	$229	$256	$367	$1,040	$97	$1,137	$—
Reserve %	24%	41%	59%	69%	45%	5%	27%	—